Income Taxes - Federal income tax expense (benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Current					$ (6)	$ 11
Deferred						1,134	$ (337)
Income tax expense (benefit)	$ 1,995	$ 3	$ 3,929	$ (1)	$ (6)	$ 1,145	$ (337)